Consolidated Statements of Cash Flow - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net profit/(loss) for the period	€ (194,472)	€ (339,615)
Reversal of finance income	(89,948)	(29,262)
Reversal of finance expenses	144,707	70,488
Reversal of (gain)/loss on disposal of property, plant and equipment	0	(91)
Reversal of income taxes	8,526	3,758
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(3,002)	(26,490)
Share of (profit)/loss of associates	(14,980)	15,485
Share-based payment	86,216	69,291
Depreciation	12,511	12,891
Impairment of property, plant and equipment	7,508	0
Amortization	361	348
Changes in working capital:
Inventories	(6,421)	(56,502)
Receivables	25,138	6,191
Prepayments	(1,730)	6,122
Contract liabilities	(1,084)	(547)
Trade payables, accrued expenses and other liabilities	(33,088)	(18,028)
Provisions	48,288	69,955
Cash flows generated from/(used in) operations	(11,470)	(216,006)
Finance income received	10,929	8,923
Finance expenses paid	(12,652)	(8,563)
Income taxes received/(paid)	(6,308)	(3,375)
Cash flows from/(used in) operating activities	(19,501)	(219,021)
Investing activities
Acquisition of intangible assets and property, plant and equipment	(5,094)	(1,044)
Proceeds from disposal of property, plant and equipment	0	950
Settlement of marketable securities	0	7,354
Cash flows from/(used in) investing activities	(5,094)	7,260
Financing activities
Repayment of borrowings	(15,124)	(8,418)
Net proceeds from borrowings	0	134,158
Proceeds from exercise of warrants	71,727	27,480
Proceeds from follow-on public offering	0	290,622
Acquisition of treasury shares, net of transaction costs	(17,396)	0
Payment of withholding taxes under stock incentive programs	(11,396)	0
Cash flows from/(used in) financing activities	27,811	443,842
Increase/(decrease) in cash and cash equivalents	3,216	232,081
Cash and cash equivalents at January 1	559,543	392,164
Effect of exchange rate changes on balances held in foreign currencies	(23,667)	1,270
Cash and cash equivalents at September 30	€ 539,092	€ 625,515